Share-Based Payments Share-Based Payments - Total Shareholder Return Units Activity (Details) (Total Shareholder Return Units (TSRU) [Member], USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2013	Dec. 31, 2012
Total Shareholder Return Units (TSRU) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period, shares	20,876,000
Granted, shares	7,979,000
Forfeited, shares	(4,000,000)	[1]
Canceled, shares	(1,000,000)
Outstanding, end of period, shares	24,000,000
Granted, weighted-average grant date fair value per share	$ 5.14
Vested, weighted-average grant date fair value per share	$ 4.31	[1]
Forfeited, weighted-average grant date fair value per share	$ 4.80
Nonvested, end of period, weighted-average grant date fair value per share	$ 4.77			$ 4.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, beginning of period, weighted-average exercise price per share	$ 19.64
Granted, weighted-average exercise price per share	$ 27.37
Forfeited, weighted-average exercise price per share	$ 18.13	[1]
Expired, weighted-average exercise price per share	$ 23.46
Outstanding, end of period, weighted-average exercise price per share	$ 22.30
Vested and expected to vest, end of period, shares	34,499
Outstanding, beginning of period, weighted-average exercise price per share			$ 20.54
Vested and expected to vest, end of period, weighted-average remaining contractual term	3 years 2 months 12 days

[1]	Vested and non-vested shares outstanding, but not paid as of December 31, 2013 are 34,499 with a weighted-average grant price of $20.54. The weighted-average contractual term to settlement is 3.2 years.